OMM debt (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Aug. 27, 2020
Debt Disclosure [Abstract]
Secured Debt, Current	$ 0	$ 1,121	$ 1,100
Short-term Debt, Percentage Bearing Fixed Interest Rate	1.68%
Debt Instrument, Fee Amount	$ 118